Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued operations
Schedule of financial performance and cash flow information

	2022	2023	2024
	RMB’000	RMB’000	RMB’000

Revenue	106,540	145,917	44,295
Cost of revenue	(53,632)	(122,529)	(38,404)
Expenses	(174,230)	(163,581)	(46,549)
Net impairment losses on financial and contract assets	(10,616)	(13,406)	(10,856)
Other income, gains or loss – net	(544)	2,672	956
Finance costs – net	(354)	(446)	(80)
Loss after income tax of discontinued operations	(132,836)	(151,373)	(50,638)
Gain on sale of subsidiaries after income tax (see note (b) below)	—	—	260,137
(Loss)/Profit from discontinued operations	(132,836)	(151,373)	209,499

Exchange differences on translation of discontinued operations	43,504	9,624	177
Changes in the fair value of debt instruments measured at fair value through other comprehensive income of discontinued operations	5,324	500	6,056
Disposal of subsidiaries	—	—	18,237
Total comprehensive (loss)/income from discontinued operations	(84,008)	(141,249)	233,969

Net cash used in operating activities	(95,380)	(364,532)	(3,286)
Net cash (used in)/generated from investing activities	(444,564)	114,633	(112,210)
Net cash generated from/(used in) financing activities	253,464	(5,392)	(1,417)
Net decrease in cash and cash equivalents	(286,480)	(255,291)	(116,913)

Schedule of details of the sale of the Disposal Group

2024
RMB’000

Cash consideration received, less transaction cost paid	839,087
Less: Cash and bank balances disposed of	(115,916)
Net cash inflow from disposal	723,171

Cash consideration received, less transaction cost paid	839,087
Carrying amount of net assets sold	(560,713)
Gain on sale before income tax and reclassification reserve	278,374
Reclassification of foreign currency translation reserve	(30,180)
Reclassification of fair value change reserve	11,943
Income tax expenses on gain	—
Gain on sale after income tax	260,137

Schedule of carrying amounts of assets and liabilities of discontinued operation

2024
RMB’000

Property and equipment	7,400
Intangible assets	109,064
Financial assets measured at fair value through other comprehensive income	2,544,423
Prepayments and other receivables	11,157
Financial assets measured at amortized cost from virtual bank	3,819
Restricted cash and time deposits over three months	250,550
Cash and cash equivalents	115,916
Total assets	3,042,329

Trade and other payables	57,239
Payroll and welfare payables	13,824
Customer deposits	2,410,553
Total liabilities	2,481,616

Net assets	560,713